RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Compensation of key management personnel
Compensation of key management personnel are as follows, with such compensation made on terms equivalent to those prevailing in an arm's length transaction:

	For the Years Ended December 31,
	2017	2016
Salaries, wages, and other benefits	$2,800	$2,337
Bonuses	787	1,311
Share-based compensation	7,487	9,736
	$11,074	$13,384